SHARE PURCHASE WARRANTS	12 Months Ended
Dec. 31, 2025
Disclosure of classes of share capital [Abstract]
SHARE PURCHASE WARRANTS [Text Block]

10. SHARE PURCHASE WARRANTS

The following table summarizes the continuity of share purchase warrants:

	Number of warrants	Weighted average exercise price $

Balance, December 31, 2023	232,936	0.40
Issued	167,785	4.09
Exercised	(134,105)	0.40
Balance, December 31, 2024	266,616	2.72
Issued	138,888	12.60
Exercised	(40,437)	0.40
Expired	(58,394)	0.40
Balance, December 31, 2025	306,673	7.94

As at December 31, 2025, the following share purchase warrants were outstanding and exercisable:

Number of warrants outstanding	Exercise price $	Expiry date

167,785	4.09	December 19, 2029
138,888	12.60	July 11, 2030

306,673